Revenue by Categories (Tables)	6 Months Ended
Jun. 30, 2024
Revenue by Categories [Abstract]
Schedule of Revenue Generated from Different Revenue Streams	The following table summarizes the revenue generated from different revenue streams:
	For the Six Months Ended June 30,
	2024	2023
	US$’000	US$’000

Cloud mining solutions	158,526	75,156
Cryptocurrency self-mining revenue	111,130	55,911
Sale of mining equipment	828	-
Hosting services and others	3,348	3,170
Total revenues	273,832	134,237

Schedule of Revenue Generated from Different Continents	The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:
	For the Six Months Ended June 30,
	2024		2023
	Amount	%	Amount	%
	US$’000		US$’000

North America	80,917	50%	43,410	55%
Europe	33,224	20%	22,499	29%
Asia	43,903	27%	10,238	13%
Others	4,658	3%	2,179	3%
Total revenues (i)	162,702	100%	78,326	100%

(i)	Total revenue excludes Bitcoin self-mining revenue.

Schedule of Revenue Recognized from Receipt of Digital Assets	The amount of revenue recognized from receipt of digital assets and receipt of US$ is presented separately as following:
	For the Six Months Ended June 30,
	2024	2023
	US$’000	US$’000
Revenue recognized in digital assets payment	273,832	134,237
Revenue recognized in US dollars payment	-	-
Total revenues	273,832	134,237